COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases, including rent holidays of 1 to 6 months. The Group’s lease agreements are entered into with third parties and usually have a renewal option with an advance notice period of 1 to 3 months, and no rent escalation clauses, restrictions or contingent rents.

Total office rental expenses under all operating leases were RMB43,257, RMB81,831 and RMB98,627(US$15,896) for the years ended December 31, 2012, 2013 and 2014, respectively. Future minimum payments under non-cancelable operating leases for office rental consist of the following as of December 31, 2014:

	RMB	US$
2015	138,196	22,273
2016	82,532	13,302
2017	26,033	4,196
2018	5,294	853
2019 and thereafter	—	—
	252,055	40,624

Total bandwidth rental expenses were recorded in cost of revenues (Note 15).

Future minimum payments under non-cancelable operating leases for bandwidth rental consist of the following as of December 31, 2014:

	RMB	US$
2015	721,418	116,271
2016	55,207	8,898
2017	11,040	1,779
2018 and thereafter	—	—
	787,665	126,948

Total licensed copyrights were disclosed in Note 9.

Future minimum payments under non-cancelable agreements for licensed copyrights consist of the following as of December 31, 2014:

	RMB	US$
2015	1,376,143	221,794
2016	190,016	30,625
2017	202,915	32,704
2018 and thereafter	—	—
	1,769,074	285,123

Litigation, claims and assessments

The Company is involved in a number of claims pending in various courts, in arbitration, or otherwise unresolved as of December 31, 2014. These claims are substantially related to alleged copyright infringement as well as routine and incidental matters to its business, among others. Adverse results in these claims may include awards of damages and may also result in, or even compel, a change in the Company’s business practices, which could impact the Company’s future financial results. The Group has accrued RMB9,422 (US$1,519) in “Accrued expenses and other liabilities” in the consolidated balance sheet as of December 31, 2014 and recognized losses of RMB7,701 (US$1,241) for the year ended December 31, 2014.

The Company is unable to estimate the reasonably possible loss or a range of reasonably possible losses for proceedings in the early stages or where there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. Although the results of unsettled litigations and claims cannot be predicted with certainty, the Company does not believe that, as of December 31, 2014, there was at least a reasonable possibility that the Company may have incurred a material loss, or a material loss in excess of the accrued expenses, with respect to such loss contingencies. The losses accrued include judgments handed down by the court and out-of-court settlements after December 31, 2014, but related to cases arising on or before December 31, 2014. The Company is in the process of appealing certain judgments for which losses have been accrued. However, the ultimate timing and outcome of pending litigation is inherently uncertain. Therefore, although management considers the likelihood of a material loss for all pending claims, both asserted and unasserted, to be remote, if one or more of these legal matters were resolved against the Company in the same reporting period for amounts in excess of management’s expectations, the Company’s consolidated financial statements of a particular reporting period could be materially adversely affected.